Organization And Principal Activities (Narrative) (Detail)	12 Months Ended
	May 31, 2012 Y Agreement	May 31, 2011
Product Information [Line Items]
Initial public offering	34,500,000
Additional public offering	2,393,596
Common stock shares issued	158,379,387	158,379,387
Common stock shares outstanding	158,379,387	158,379,387
Renewal of trade mark registeration	10
Trademarks for a license fee	License fee equal to 5% of the licensee's monthly revenues
Term of license	2
Number of new equity pledged agreements	5
Century Friendship [Member] | Previously Held Equity Interest [Member]
Product Information [Line Items]
Equity Intrest prior to transfer of interest to Century Friendship	53.00%
Minimum [Member]
Product Information [Line Items]
Operating services fee percentage from revenue	2.00%
Maximum [Member]
Product Information [Line Items]
Operating services fee percentage from revenue	6.00%
American Depositary Shares [Member]
Product Information [Line Items]
Initial public offering	34,500,000
Additional public offering	2,393,596
Common stock shares issued		158,379,387
Common stock shares outstanding		158,379,387
Previous conversion ratio	0.25
Current conversion ratio	1